Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 1,926,000	$ 770,000
Impairment of cost method investment	129,000
Accrued Expenses	98,000
Allowance for Doubtful Accounts	10,000
Gross deferred tax asset	2,163,000	770,000
Less: Valuation allowance	(1,972,000)	(825,000)
Net deferred tax asset	191,000	55,000
Amortization of intangible assets	(98,000)	(55,000)
Depreciation	(93,000)
Net deferred assets/liabilities